                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811- 4018
                      (Investment Company Act File Number)

                           Federated High Yield Trust

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 2/28/04

               Date of Reporting Period: Six months ended 8/31/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated High Yield Trust

SEMI-ANNUAL SHAREHOLDER REPORT

August 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended February 28 or 29,
	8/31/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$5.43	$5.81	$7.02	$8.03	$8.92	$9.73
Income From Investment Operations:
Net investment income	0.24	0.52	0.66 [1,2]	0.79	0.84	0.83
Net realized and unrealized gain (loss) on investments	0.34	(0.38)	(1.20)[1]	(0.98)	(0.89)	(0.81)

TOTAL FROM INVESTMENT OPERATIONS	0.58	0.14	(0.54)	(0.19)	(0.05)	0.02

Less Distributions:
Distributions from net investment income	(0.24)	(0.52)	(0.67)	(0.82)	(0.84)	(0.83)

Net Asset Value, End of Period	$5.77	$5.43	$5.81	$7.02	$8.03	$8.92

Total Return[3]	10.76%	2.73%	(7.84)%	(2.27)%	(0.69)%	0.33%

Ratios to Average Net Assets:

Expenses	0.96%[4]	0.95%	0.91%	0.88%	0.88%	0.88%

Net investment income	8.17%[4]	9.08%	10.59%[1]	10.65%	9.67%	9.02%

Expense waiver/reimbursement[5]	0.19%[4]	0.22%	0.26%	0.26%	0.28%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$568,198	$519,838	$531,559	$680,130	$773,612	$1,069,840

Portfolio turnover	41%	64%	59%	38%	52%	47%

1 Effective March 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 10.55% to 10.59%. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

August 31, 2003 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--85.3%
		Aerospace & Defense--0.9%
$1,700,000		Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%, 5/15/2011	$1,840,250
1,744,000		Anteon Corp., Sr. Sub. Note, 12.00%, 5/15/2009	1,944,560
775,000	[4]	Condor Systems, Inc., Sr. Sub. Note, (Series B), 11.875%, 5/1/2009	213,125
300,000	[1,2]	GenCorp, Inc., Sr. Sub. Note, 9.50%, 8/15/2013	310,500
650,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011	680,875

		TOTAL	4,989,310

		Automotive--2.8%
850,000		Accuride Corp., Sr. Sub. Note, (Series B), 9.25%, 2/1/2008	807,500
1,625,000	[1,2]	Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011	1,698,125
1,450,000		American Axle & Manufacturing, Inc., Company Guarantee, 9.75%, 3/1/2009	1,566,000
1,400,000		Arvin Industries, Inc., Note, 7.125%, 3/15/2009	1,366,750
900,000		ArvinMeritor, Inc., Note, 8.75%, 3/1/2012	933,750
2,675,000		Lear Corp., Company Guarantee, 8.11%, 5/15/2009	2,999,344
2,325,000		Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012	2,627,250
2,525,000	[1,2]	TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013	2,903,750
1,200,000	[1,2]	United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	1,221,000

		TOTAL	16,123,469

		Beverage & Tobacco--0.7%
1,300,000	[1,2]	Commonwealth Brands, Inc., Sr. Sub. Secd. Note, 10.625%, 9/1/2008	1,352,000
1,850,000		Constellation Brands, Inc., Sr. Sub. Note, 8.125%, 1/15/2012	1,937,875
475,000		Dimon, Inc., Sr. Note, (Series B), 9.625%, 10/15/2011	527,250

		TOTAL	3,817,125

		Broadcast Radio & Television--2.3%
525,000		Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013	548,625
1,050,000	[1,2]	Muzak LLC, Sr. Note, 10.00%, 2/15/2009	1,107,750
3,500,000		PanAmSat Corp., Sr. Note, 8.50%, 2/1/2012	3,631,250
1,500,000	[1,2]	Sinclair Broadcast Group, Inc., Sr. Sub. Note, 8.00%, 3/15/2012	1,571,250
1,175,000	[1,2]	Vivendi Universal SA, Sr. Note, 6.25%, 7/15/2008	1,180,875
2,050,000	[1,2]	Vivendi Universal SA, Sr. Note, 9.25%, 4/15/2010	2,296,000
1,734,000	[3]	XM Satellite Radio, Inc., Sec. Fac. Bond, 0/14.00%, 12/31/2009	1,278,825
1,500,000	[1,2]	XM Satellite Radio, Inc., Sr. Secd. Note, 12.00%, 6/15/2010	1,496,250

		TOTAL	13,110,825

Principal Amount			Value
		CORPORATE BONDS--continued
		Building & Development--1.7%
$1,100,000		Associated Materials, Inc., Company Guarantee, 9.75%, 4/15/2012	$1,157,750
1,900,000		Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012	2,123,250
975,000		Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010	1,014,000
1,075,000	[1,2]	Interline Brands, Inc., Sr. Sub. Note, 11.50%, 5/15/2011	1,118,000
575,000	[1,2]	Jacuzzi Brands, Inc., Sr. Secd. Note, 9.625%, 7/1/2010	606,625
1,050,000	[1,2]	Legrand SA, Sr. Note, 10.50%, 2/15/2013	1,149,099
2,200,000		NCI Building System, Inc., Sr. Sub. Note, (Series B), 9.25%, 5/1/2009	2,332,000
425,000	[1,2]	Shaw Group, Inc., Sr. Note, 10.75%, 3/15/2010	371,875

		TOTAL	9,872,599

		Business Equipment & Services--1.9%
3,300,000		Buhrmann US, Inc., Company Guarantee, 12.25%, 11/1/2009	3,555,750
1,300,000	[1,2]	Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010	1,183,000
3,650,000	[1,2]	Xerox Corp., Sr. Note, 9.75%, 1/15/2009	4,005,875
2,100,000		Xerox Corp., Sr. Note, 7.625%, 6/15/2013	2,058,840

		TOTAL	10,803,465

		Cable Television--4.0%
2,450,000		CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007	2,511,250
1,650,000		CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009	1,707,750
825,000		CSC Holdings, Inc., Sr. Sub. Note, 10.50%, 5/15/2016	899,250
6,925,000	[3]	Charter Communications Holdings Capital Corp., Discount Bond, 0/11.75%, 5/15/2011	3,981,875
4,925,000	[3]	Charter Communications Holdings Capital Corp., Sr. Disc. Note, 0/13.50%, 1/15/2011	2,881,125
2,100,000	[1,2]	DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	2,304,750
3,250,000		Echostar DBS Corp., Sr. Note, 10.375%, 10/1/2007	3,611,562
1,125,000	[3]	Quebecor Media Inc., Sr. Disc. Note, 0/13.75%, 7/15/2011	939,375
1,925,000		Quebecor Media Inc., Sr. Note, 11.125%, 7/15/2011	2,146,375
1,800,000		Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%, 12/1/2015	1,989,000

		TOTAL	22,972,312

		Capital Goods - Diversified Manufacturing--1.7%
8,000,000		Tyco International Group, Company Guaranteed, 6.375%, 10/15/2011	7,980,000
1,500,000		Tyco International Group, Sr. Note, 6.375%, 6/15/2005	1,558,125

		TOTAL	9,538,125

Principal Amount			Value
		CORPORATE BONDS--continued
		Chemicals & Plastics--3.4%
$850,000		Compass Minerals Group, Inc., Sr. Sub. Note, 10.00%, 8/15/2011	$939,250
1,550,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	1,557,750
1,400,000		FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009	1,589,000
1,125,000		Foamex LP, Company Guarantee, 10.75%, 4/1/2009	1,040,625
800,000		Foamex LP, Sr. Sub. Note, 13.50%, 8/15/2005	684,000
1,050,000		Foamex LP, Sr. Sub. Note, 9.875%, 6/15/2007	698,250
1,100,000	[1,4]	General Chemical Industrial Products, Inc., Sr. Sub. Note, 10.625%, 5/1/2009	335,500
600,000	[1,2]	Huntsman Advanced Materials, Inc., Sr. Secd. Note, 11.00%, 7/15/2010	639,000
3,100,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	2,945,000
2,700,000		Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008	2,619,000
1,500,000		Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009	1,425,000
400,000	[1,2]	Rhodia SA, Sr. Note, 7.625%, 6/1/2010	410,000
900,000	[1,2]	Rhodia SA, Sr. Sub. Note, 8.875%, 6/1/2011	909,000
1,600,000	[1,2,3]	Salt Holdings Corp., Sr. Disc. Note, 0/12.75%, 12/15/2012	1,112,000
2,925,000	[1,2,3]	Salt Holdings Corp., Sr. Sub. Disc. Note, 0/12.00%, 6/1/2013	1,769,625
2,900,000	[1,4]	Texas Petrochemicals Corp., Sr. Sub. Note, 11.125%, 7/1/2006	761,250

		TOTAL	19,434,250

		Clothing & Textiles--2.0%
3,850,000	[4]	Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007	19,635
2,675,000		GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007	2,287,125
3,100,000		Levi Strauss & Co., Sr. Note, 11.625%, 1/15/2008	2,983,750
825,000	[1,2]	Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	847,688
1,650,000		Russell Corp., Company Guarantee, 9.25%, 5/1/2010	1,761,375
1,475,000	[1,2]	Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	1,541,375
1,650,000		William Carter Co., Sr. Sub. Note, (Series B), 10.875%, 8/15/2011	1,823,250

		TOTAL	11,264,198

		Conglomerates--0.4%
2,525,000	[1,2]	Eagle Picher Industries, Inc., Sr. Note, 9.75%, 9/1/2013	2,575,500

		Consumer Cyclical - Automotive--1.0%
2,875,000		General Motors Corp., Note, 7.125%, 7/15/2013	2,894,866
2,875,000		General Motors Corp., Note, 8.375%, 7/15/2033	2,818,707

		TOTAL	5,713,573

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Products--5.6%
$1,225,000		Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012	$1,286,250
2,450,000		American Achievement Corp., Sr. Note, (Series W.I.), 11.625%, 1/1/2007	2,652,125
2,275,000		American Greetings Corp., Sr. Sub. Note, 11.75%, 7/15/2008	2,593,500
1,250,000		American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005	1,246,875
1,500,000		Amscan Holdings, Inc., Sr. Sub. Note, 9.875%, 12/15/2007	1,560,000
950,000		Chattem, Inc., Sr. Sub. Note, 8.875%, 4/1/2008	926,250
375,000		Commemorative Brands, Inc., Sr. Sub. Note, 11.00%, 1/15/2007	376,875
1,450,000	[4]	Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009	145
850,000	[4]	Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008	10,625
1,325,000		ICON Health & Fitness, Inc., Company Guarantee, 11.25%, 4/1/2012	1,411,125
1,125,000		Jarden Corp., Sr. Sub. Note, 9.75%, 5/1/2012	1,181,250
2,325,000		Jostens, Inc., Sr. Sub. Note, 12.75%, 5/1/2010	2,720,250
775,000	[1,2]	Le-Nature's, Inc, Sr. Sub. Note, 9.00%, 6/15/2013	817,625
2,175,000		PCA International, Inc., Sr. Note, 11.875%, 8/1/2009	2,381,625
2,525,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	2,512,375
925,000	[1,2]	Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%, 8/1/2011	964,313
1,825,000		Sealy Mattress Co., Company Guarantee, 10.875%, 12/15/2007	1,852,375
725,000		Sealy Mattress Co., Sr. Sub. Note, 9.875%, 12/15/2007	712,313
325,000		Sealy Mattress Co., Sr. Sub. Note, 9.875%, 12/15/2007	320,125
950,000	[1,4]	Sleepmaster LLC, Company Guarantee, (Series B), 11.00%, 5/15/2009	263,625
500,000	[1,2]	Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010	517,500
1,800,000		True Temper Sports, Inc., Sr. Sub. Note, (Series B), 10.875%, 12/1/2008	1,930,500
2,700,000		United Industries Corp., Sr. Sub. Note, (Series D), 9.875%, 4/1/2009	2,787,750
1,000,000		Volume Services America, Inc., Sr. Sub. Note, 11.25%, 3/1/2009	1,000,000

		TOTAL	32,025,396

		Container & Glass Products--4.0%
1,475,000		Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012	1,626,187
1,400,000		Graham Packaging Co., Sr. Sub. Note, 8.75%, 1/15/2008	1,407,000
500,000	[1,2]	Graham Packaging Co., Sr. Sub. Note, 8.75%, 1/15/2008	502,500
1,275,000		Graham Packaging Co., Sub. Note, 4.735%, 1/15/2008	1,166,625
350,000		Graham Packaging Holdings Co., Sr. Note, 10.75%, 1/15/2009	362,250
Principal Amount			Value
		CORPORATE BONDS--continued
		Container & Glass Products--continued
$1,500,000		Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012	$1,612,500
2,300,000		Huntsman Packaging Corp., Company Guarantee, 13.00%, 6/1/2010	2,012,500
925,000		Owens-Brockway Glass Container, Inc., Sr. Secd. Note, 8.875%, 2/15/2009	975,875
4,850,000		Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008	4,704,500
775,000		Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007	782,750
1,625,000		Plastipak Holdings, Company Guarantee, 10.75%, 9/1/2011	1,795,625
425,000	[1,2]	Pliant Corp., Sr. Secd. Note, 11.125%, 9/1/2009	438,813
1,550,000		Pliant Corp., Sr. Sub. Note, 13.00%, 6/1/2010	1,356,250
344,034	[1,2]	Russell Stanley Holdings, Inc., Sr. Sub. PIK Note, 9.00%, 11/30/2008	138,474
3,825,000		Tekni-Plex, Inc., Company Guarantee, (Series B), 12.75%, 6/15/2010	3,729,375

		TOTAL	22,611,224

		Ecological Services & Equipment--1.1%
1,150,000		Allied Waste North America, Inc., Company Guarantee, 7.875%, 1/1/2009	1,184,500
1,600,000		Allied Waste North America, Inc., Company Guarantee, (Series B), 9.25%, 9/1/2012	1,736,000
1,625,000		Allied Waste North America, Inc., Sr. Sub. Note, 10.00%, 8/1/2009	1,771,250
1,375,000		Synagro Technologies, Inc., Sr. Sub. Note, 9.50%, 4/1/2009	1,471,250

		TOTAL	6,163,000

		Food Products--4.8%
2,175,000		Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008	2,370,750
2,425,000		American Seafoods Group LLC, Company Guarantee, 10.125%, 4/15/2010	2,709,937
1,300,000		B&G Foods, Inc., Company Guarantee, (Series D), 9.625%, 8/1/2007	1,345,500
2,925,000		Del Monte Corp., Company Guarantee, (Series B), 9.25%, 5/15/2011	3,129,750
300,000	[1,2]	Del Monte Corp., Sr. Sub. Note, 8.625%, 12/15/2012	315,000
1,300,000	[1,2]	Dole Food, Inc., Sr. Note, 7.25%, 6/15/2010	1,267,500
1,700,000		Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009	1,780,750
3,625,000		Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008	2,483,125
1,400,000		Land O'Lakes, Inc., Sr. Note, 8.75%, 11/15/2011	1,134,000
1,200,000		Michael Foods, Inc., Sr. Sub. Note, (Series B), 11.75%, 4/1/2011	1,386,000
1,000,000	[1,2]	National Beef Packaging Co. LLC, Sr. Note, 10.50%, 8/1/2011	1,065,000
1,775,000		New World Pasta Co., Sr. Sub. Note, 9.25%, 2/15/2009	523,625
Principal Amount			Value
		CORPORATE BONDS--continued
		Food Products--continued
$1,600,000		Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011	$1,696,000
1,950,000	[1,2]	Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	2,008,500
1,325,000		Smithfield Foods, Inc., Sr. Note, (Series B), 8.00%, 10/15/2009	1,397,875
700,000		Smithfield Foods, Inc., Sr. Sub. Note, 7.625%, 2/15/2008	700,000
1,025,000		Swift & Co., Sr. Note, 10.125%, 10/1/2009	1,101,875
600,000	[1,2]	Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010	627,000

		TOTAL	27,042,187

		Food Services--0.9%
1,275,000		Advantica Restaurant Group, Sr. Note, 11.25%, 1/15/2008	586,500
1,325,000		Buffets, Inc., Sr. Sub. Note, 11.25%, 7/15/2010	1,334,937
2,550,000		Carrols Corp., Company Guarantee, 9.50%, 12/1/2008	2,460,750
625,000	[1,2]	Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011	659,375

		TOTAL	5,041,562

		Forest Products--2.6%
3,895,000		Georgia-Pacific Corp., Note, 7.50%, 5/15/2006	3,953,425
2,800,000	[1,2]	Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013	3,010,000
300,000	[1,2]	Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	315,000
1,600,000		Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012	1,690,000
2,425,000		MDP Acquisitions PLC, Sr. Note, 9.625%, 10/1/2012	2,631,125
1,008,312		MDP Acquisitions PLC, Sub. PIK Note, 15.50%, 10/1/2013	1,104,102
1,650,000		Stone Container Corp., Sr. Note, 9.75%, 2/1/2011	1,823,250

		TOTAL	14,526,902

		Gaming--4.3%
1,350,000		Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012	1,458,000
1,550,000		Coast Hotels & Casinos, Inc., Company Guarantee, 9.50%, 4/1/2009	1,666,250
1,125,000		Harrah's Operations, Inc., Company Guarantee, 7.875%, 12/15/2005	1,223,437
1,000,000		Isle of Capri Casinos, Inc., Company Guarantee, 9.00%, 3/15/2012	1,085,000
900,000		Isle of Capri Casinos, Inc., Sr. Sub. Note, 8.75%, 4/15/2009	958,500
400,000		MGM Grand, Inc., Sr. Sub. Note, 8.375%, 2/1/2011	442,000
1,200,000		MGM Grand, Inc., Sr. Sub. Note, 9.75%, 6/1/2007	1,347,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Gaming--continued
$1,225,000	[1,2]	MTR Gaming Group, Inc., Sr. Note, 9.75%, 4/1/2010	$1,286,250
875,000		Mandalay Resort Group, Sr. Note, 9.50%, 8/1/2008	988,750
50,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	55,750
1,175,000		Mandalay Resort Group, Sr. Sub. Note, (Series B), 10.25%, 8/1/2007	1,313,062
850,000	[1,2]	Mohegan Tribal Gaming Authority, Sr. Sub. Note, 6.375%, 7/15/2009	850,000
1,400,000		Mohegan Tribal Gaming Authority, Sr. Sub. Note, 8.00%, 4/1/2012	1,505,000
500,000		Mohegan Tribal Gaming Authority, Sr. Sub. Note, 8.375%, 7/1/2011	542,500
900,000		Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010	965,250
725,000		Park Place Entertainment Corp., Sr. Sub. Note, 9.375%, 2/15/2007	799,312
1,225,000		Penn National Gaming, Inc., Company Guarantee, 8.875%, 3/15/2010	1,319,938
1,025,000		Penn National Gaming, Inc., Company Guarantee, (Series B), 11.125%, 3/1/2008	1,148,000
1,850,000		Sun International Hotels Ltd., Sr. Sub. Note, 8.875%, 8/15/2011	1,993,375
2,000,000		Venetian Casino/LV Sands, Company Guarantee, 11.00%, 6/15/2010	2,285,000
1,050,000		Wynn Las Vegas LLC, Second Mortgage Notes, 12.00%, 11/1/2010	1,197,000

		TOTAL	24,429,374

		Healthcare--3.1%
1,675,000		AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013	1,742,000
300,000	[1,2]	Ardent Health Services, Sr. Sub. Note, 10.00%, 8/15/2013	307,500
500,000		Fisher Scientific International, Inc., Sr. Note, 7.125%, 12/15/2005	513,750
300,000		HCA - The Healthcare Corp., Sr. Note, 6.91%, 6/15/2005	313,188
4,450,000		HCA - The Healthcare Corp., Sr. Note, 7.875%, 2/1/2011	4,759,586
2,825,000		Hanger Orthopedic Group, Inc., Sr. Sub. Note, 11.25%, 6/15/2009	3,093,375
1,200,000		Hudson Respiratory Care, Inc., Sr. Sub. Note, 9.125%, 4/15/2008	882,000
550,000	[1,2]	Kinetic Concepts, Inc., Sr. Sub. Note, 7.375%, 5/15/2013	563,750
1,375,000	[1,2,4]	Magellan Health Services, Inc., Sr. Note, 9.375%, 11/15/2007	1,443,750
300,000		Manor Care, Inc., Sr. Note, 7.50%, 6/15/2006	321,681
575,000		Sybron Dental Specialties, Inc., Company Guarantee, 8.125%, 6/15/2012	600,875
1,050,000		Tenet Healthcare Corp., Sr. Note, 5.375%, 11/15/2006	1,026,375
350,000		Tenet Healthcare Corp., Sr. Note, 6.375%, 12/1/2011	326,375
1,525,000		Vanguard Health Systems, Company Guarantee, 9.75%, 8/1/2011	1,563,125

		TOTAL	17,457,330

Principal Amount			Value
		CORPORATE BONDS--continued
		Hotels, Motels & Inns--2.3%
$1,100,000		Courtyard by Marriott II LP, Sr. Note, 10.75%, 2/1/2008	$1,083,500
600,000		Felcor Lodging LP, Company Guarantee, 9.50%, 9/15/2008	625,500
2,300,000		Florida Panthers Holdings, Inc., Company Guarantee, 9.875%, 4/15/2009	2,443,750
3,375,000		HMH Properties, Inc., Sr. Note, (Series B), 7.875%, 8/1/2008	3,442,500
350,000		Hilton Hotels Corp., Sr. Note, 8.25%, 2/15/2011	378,875
1,125,000		MeriStar Hospitality Corp., Company Guarantee, 9.125%, 1/15/2011	1,125,000
3,250,000		Starwood Hotels & Resorts Worldwide, Inc., Note, 7.375%, 5/1/2007	3,436,875
425,000		Starwood Hotels & Resorts Worldwide, Inc., Unsecd. Note, 6.75%, 11/15/2005	447,313

		TOTAL	12,983,313

		Industrial Products & Equipment--3.1%
400,000	[1,2]	Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011	418,000
3,400,000		Cabot Safety Acquisition Corp., Sr. Sub. Note, 12.50%, 7/15/2005	3,485,000
2,100,000		Continental Global Group, Inc., Sr. Note, 11.00%, 4/1/2007	640,500
2,100,000	[1,2]	Euramax International PLC, Sr. Sub. Note, 8.50%, 8/15/2011	2,131,500
800,000	[1,2]	Hexcel Corp., Sr. Secd. Note, 9.875%, 10/1/2008	879,000
2,100,000		Hexcel Corp., Sr. Sub. Note, (Series B), 9.75%, 1/15/2009	2,186,625
3,350,000		MMI Products, Inc., Sr. Sub. Note, 11.25%, 4/15/2007	2,127,250
2,775,000	[4]	Neenah Corp., Sr. Sub. Note, (Series B), 11.125%, 5/1/2007	1,456,875
2,200,000	[4]	Neenah Corp., Sr. Sub. Note, (Series F), 11.125%, 5/1/2007	1,155,000
500,000	[1,2]	Norcross Safety Products, Sr. Sub. Note, 9.875%, 8/15/2011	508,750
1,750,000		Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012	1,907,500
925,000		WESCO Distribution, Inc., Sr. Sub. Note, 9.125%, 6/1/2008	881,063

		TOTAL	17,777,063

		Leisure & Entertainment--2.9%
1,400,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.50%, 3/15/2009	1,463,000
1,700,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012	1,827,500
1,350,000	[1,2]	AMF Bowling Worldwide, Inc., Sr. Sub. Note, 13.00%, 2/28/2008	1,512,000
875,000		Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013	931,875
1,750,000		Intrawest Corp., Company Guarantee, 10.50%, 2/1/2010	1,894,375
2,100,000		Regal Cinemas, Inc., Company Guarantee, (Series B), 9.375%, 2/1/2012	2,336,250
1,125,000		Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010	1,175,625
1,775,000	[1,2]	Six Flags, Inc., Sr. Note, 9.75%, 4/15/2013	1,659,625
3,075,000	[1,2]	Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	3,428,625

		TOTAL	16,228,875

Principal Amount			Value
		CORPORATE BONDS--continued
		Machinery & Equipment--2.6%
$1,500,000		AGCO Corp., Sr. Note, 9.50%, 5/1/2008	$1,635,000
2,250,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	2,497,500
775,000		Case Corp., Unsecd. Note, 7.25%, 8/1/2005	794,375
2,200,000	[1,2]	Case New Holland, Sr. Note, 9.25%, 8/1/2011	2,326,500
5,525,000	[1,4]	Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	552
300,000	[1,2]	Columbus McKinnon Corp., Sr. Secd. Note, 10.00%, 8/1/2010	311,250
2,825,000		Columbus McKinnon Corp., Sr. Sub. Note, 8.50%, 4/1/2008	2,288,250
975,000	[1,4]	Simonds Industries, Inc., Sr. Sub. Note, 10.25%, 7/1/2008	294,938
4,050,000		United Rentals, Inc., Company Guarantee, (Series B), 10.75%, 4/15/2008	4,465,125

		TOTAL	14,613,490

		Oil & Gas--3.3%
1,825,000	[1,2]	CITGO Petroleum Corp., Sr. Note, 11.375%, 2/1/2011	2,044,000
1,775,000		Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009	1,908,125
2,350,000		Continental Resources, Inc., Sr. Sub. Note, 10.25%, 8/1/2008	2,338,250
775,000		Dresser, Inc., Company Guarantee, 9.375%, 4/15/2011	794,375
1,575,000	[1,2]	El Paso Production Holding Co., Sr. Note, 7.75%, 6/1/2013	1,519,875
2,300,000		Lone Star Technologies, Inc., Company Guarantee, (Series B), 9.00%, 6/1/2011	2,196,500
1,175,000		Magnum Hunter Resources, Inc., Sr. Note, 9.60%, 3/15/2012	1,280,750
1,225,000		Petroleum Helicopters, Inc., Company Guarantee, (Series B), 9.375%, 5/1/2009	1,341,375
650,000		Pogo Producing Co., Sr. Sub. Note, (Series B), 10.375%, 2/15/2009	711,750
2,100,000		Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012	2,241,750
1,575,000		Tesoro Petroleum Corp., Company Guarantee, (Series B), 9.625%, 11/1/2008	1,582,875
475,000		Tesoro Petroleum Corp., Sr. Secd. Note, 8.00%, 4/15/2008	491,625
275,000		Tesoro Petroleum Corp., Sr. Sub. Note, 9.00%, 7/1/2008	273,625

		TOTAL	18,724,875

		Printing & Publishing--3.9%
2,325,000		Advanstar Communications, Company Guarantee, (Series B), 12.00%, 2/15/2011	2,092,500
1,375,000	[3]	Advanstar, Inc., Company Guarantee, (Series B), 0/15.00%, 10/15/2011	745,937
1,775,000		American Media Operations, Inc., Company Guarantee, (Series B), 10.25%, 5/1/2009	1,908,125
1,100,000		Block Communications, Inc., Company Guarantee, 9.25%, 4/15/2009	1,171,500
3,825,000		Dex Media East LLC, Company Guarantee, 12.125%, 11/15/2012	4,637,812
Principal Amount			Value
		CORPORATE BONDS--continued
		Printing & Publishing--continued
$2,000,000	[1,2]	Dex Media West LLC, Sr. Sub. Note, 9.875%, 8/15/2013	$2,240,000
2,150,000	[1,2]	R.H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012	2,526,250
3,600,000		Vertis, Inc., Sr. Note, (Series B), 10.875%, 6/15/2009	3,636,000
500,000	[1,2]	Vertis, Inc., Sr. Secd. 2nd Priority Note, 9.75%, 4/1/2009	532,500
2,080,000	[3]	Yell Finance BV, Sr. Disc. Note, 0/13.50%, 8/1/2011	1,809,600
650,000		Yell Finance BV, Sr. Note, 10.75%, 8/1/2011	747,500
431,005		Ziff Davis Media, Inc., Company Guarantee, (Series B), 12.00%, 8/12/2009	216,580

		TOTAL	22,264,304

		Real Estate--0.1%
500,000	[1,2]	CBRE Escrow, Inc., Sr. Note, 9.75%, 5/15/2010	532,500

		Retailers--2.1%
900,000		Michaels Stores, Inc., Sr. Note, 9.25%, 7/1/2009	981,000
1,125,000		Mothers Work, Inc., Sr. Note, 11.25%, 8/1/2010	1,231,875
3,518,000		Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012	3,799,440
1,325,000		Rite Aid Corp., Sr. Deb., 6.875%, 8/15/2013	1,159,375
900,000	[1,2]	Rite Aid Corp., Sr. Secd. Note, 8.125%, 5/1/2010	927,000
1,650,000	[1,2]	Rite Aid Corp., Sr. Secd. Note, 9.50%, 2/15/2011	1,773,750
1,775,000		United Auto Group, Inc., Company Guarantee, 9.625%, 3/15/2012	1,908,125

		TOTAL	11,780,565

		Services--0.7%
2,150,000		SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006	2,058,625
1,775,000		The Brickman Group Ltd., Sr. Sub. Note, (Series B), 11.75%, 12/15/2009	1,939,187

		TOTAL	3,997,812

		Steel--0.6%
1,925,000		Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006	1,915,375
1,750,000		United States Steel Corp., Sr. Note, 9.75%, 5/15/2010	1,785,000

		TOTAL	3,700,375

Principal Amount			Value
		CORPORATE BONDS--continued
		Surface Transportation--1.2%
$2,875,000		Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007	$2,601,875
4,950,000	[1,4]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	0
3,600,000		Stena AB, Sr. Note, 9.625%, 12/1/2012	3,933,000
3,125,000	[4]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	109,375

		TOTAL	6,644,250

		Technology--1.3%
1,425,000		AMI Semiconductor, Inc., Sr. Sub. Note, 10.75%, 2/1/2013	1,603,125
825,000	[1,2]	Cooperative Computing, Inc., Sr. Note, 10.50%, 6/15/2011	837,375
2,600,000		Ingram Micro, Inc., Sr. Sub. Note, 9.875%, 8/15/2008	2,782,000
1,000,000		Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009	1,080,000
875,000		Unisys Corp., Sr. Note, 6.875%, 3/15/2010	857,500
450,000	[1,2]	Worldspan LP, Sr. Note, 9.625%, 6/15/2011	468,000

		TOTAL	7,628,000

		Telecommunications & Cellular--5.8%
600,000	[3]	AirGate PCS, Inc., Sr. Sub. Note, 0/13.50%, 10/1/2009	366,000
2,025,000	[3]	Alamosa PCS Holdings, Inc., Sr. Disc. Note, 0/12.875%, 2/15/2010	1,508,625
1,200,000	[1,2]	Alaska Communications Systems Holdings, Inc., Sr. Note, 9.875%, 8/15/2011	1,212,000
2,200,000	[1,2]	American Cellular Corp., Sr. Note, 10.00%, 8/1/2011	2,354,000
700,000	[1,2]	Cincinnati Bell, Inc., Sr. Note, 7.25%, 7/15/2013	688,513
1,000,000	[1,2]	Eircom Funding, Sr. Sub. Note, 8.25%, 8/15/2013	1,055,000
1,750,000	[4]	Horizon PCS, Inc., Company Guarantee, 13.75%, 6/15/2011	280,000
3,450,000		NEXTEL Communications, Inc., Sr. Note, 9.375%, 11/15/2009	3,726,000
2,000,000		Nextel Partners, Inc., Sr. Note, 11.00%, 3/15/2010	2,160,000
400,000		Nextel Partners, Inc., Sr. Note, 12.50%, 11/15/2009	452,000
5,625,000	[1,2]	Qwest Communications International, Inc., Note, 8.875%, 3/15/2012	5,990,625
1,000,000		Qwest Communications International, Inc., Sr. Note, (Series B), 7.50%, 11/1/2008	945,000
7,900,000	[1,2]	Qwest Communications International, Inc., Sr. Sub. Note, 13.50%, 12/15/2010	9,045,500
1,300,000		Rogers Cantel Mobile, Inc., Sr. Sub. Note, 8.80%, 10/1/2007	1,339,000
1,800,000	[1,2]	Triton PCS, Inc., Sr. Note, 8.50%, 6/1/2013	1,935,000

		TOTAL	33,057,263

Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Utilities--6.2%
$450,000		ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010	$477,000
4,025,000		CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009	3,894,188
200,000		CMS Energy Corp., Sr. Note, 8.50%, 4/15/2011	197,500
250,000		CMS Energy Corp., Sr. Note, 8.90%, 7/15/2008	253,750
2,815,086		Caithness Coso Funding Corp., Sr. Secd. Note, (Series B), 9.05%, 12/15/2009	2,962,878
1,800,000		Calpine Canada Energy Finance Corp., Company Guarantee, 8.50%, 5/1/2008	1,404,000
2,225,000		Calpine Corp., Note, 8.50%, 2/15/2011	1,691,000
975,000		El Paso Corp., Note, 6.95%, 12/15/2007	882,375
2,525,000		El Paso Corp., Sr. Note, 6.75%, 5/15/2009	2,171,500
4,925,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	3,767,625
1,525,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	1,197,125
2,875,000	[1,2]	Illinois Power Co., Mtg. Bond, 11.50%, 12/15/2010	3,263,125
3,100,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	3,216,250
1,075,000	[1,2]	Reliant Resources, Inc., Sr. Secd. Note, 9.25%, 7/15/2010	1,010,500
1,325,000	[1,2]	Reliant Resources, Inc., Sr. Secd. Note, 9.50%, 7/15/2013	1,245,500
800,000	[1,2]	Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	796,000
700,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	682,500
850,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	816,000
175,000		Transcontinental Gas Pipe Corp., Note, (Series B), 7.00%, 8/15/2011	172,594
3,525,000		Williams Cos., Inc. (The), Note, 7.625%, 7/15/2019	3,251,813
475,000		Williams Cos., Inc. (The), Note, 7.875%, 9/1/2021	444,125
1,450,000		Williams Cos., Inc. (The), Sr. Note, 8.625%, 6/1/2010	1,529,750

		TOTAL	35,327,098

		TOTAL CORPORATE BONDS (IDENTIFIED COST $505,638,035)	484,771,509

		COMMON STOCKS/WARRANTS--0.2%
		Broadcast Radio & TV--0.0%
2,200	[4]	XM Satellite Radio, Inc., Warrants	19,800

		Cable Television--0.0%
5,008	[4]	NTL, Inc.	201,522

Shares			Value
		COMMON STOCKS/WARRANTS--continued
		Container & Glass Products--0.0%
1,000	[4]	Pliant Corp., Warrants	$175
45,000	[4]	Russell Stanley Holdings, Inc.	450

		TOTAL	625

		Finance - Other--0.0%
469	[1,4]	CVC Claims Litigation LLC, Class B Units	0

		Forest Products--0.0%
900	[1,2,4]	MDP Acquisitions PLC, Warrants	5,850

		Leisure & Entertainment--0.1%
7,921	[4]	AMF Bowling Worldwide, Inc.	213,867
18,638	[4]	AMF Bowling Worldwide, Inc., Warrants	158,423
18,210	[4]	AMF Bowling Worldwide, Inc., Warrants	81,945

		TOTAL	454,235

		Metal & Mining--0.0%
138,395	[4]	Royal Oak Mines, Inc.	692

		Printing & Publishing--0.1%
1,375	[4]	Advanstar, Inc., Warrants	14
5,350	[1,2,4]	Medianews Group, Inc.	535,669
22,000	[4]	Ziff Davis Media, Inc., Warrants	220

		TOTAL	535,903

		Telecommunications & Cellular--0.0%
63,896	[4]	McLeodUSA, Inc., Warrants	23,642
14,553	[4]	Viatel Holding (Bermuda) Ltd.	10,187

		TOTAL	33,829

		TOTAL COMMON STOCKS/WARRANTS (IDENTIFIED COST $17,733,272)	1,252,456

Shares			Value
		PREFERRED STOCKS--0.5%
		Healthcare--0.0%
18,493		River Holding Corp., Sr. Exchangeable PIK, 11.50%	$185

		Printing & Publishing--0.5%
28,600		Primedia, Inc., Exchangeable Pfd. Stock, (Series G), $2.16 Annual Dividend	2,552,550
120	[4]	Ziff Davis Media, Inc., PIK Pfd., (Series E-1)	1

		TOTAL	2,552,551

		Telecommunications & Cellular--0.0%
28,835	[4]	McLeodUSA, Inc., Conv. Pfd., (Series A)	163,206

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $10,400,303)	2,715,942

		MUTUAL FUND--12.8%
72,907,352	[5]	Prime Value Obligations Fund, IS Shares (at net asset value)	72,907,352

		TOTAL INVESTMENTS--98.8% (IDENTIFIED COST $606,678,962)[6]	561,647,259

		OTHER ASSETS AND LIABILITIES -- NET--1.2%	6,550,931

		TOTAL NET ASSETS--100%	$568,198,190

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At August 31, 2003, these securities amounted to $110,829,284 which represents 19.5% of total net assets. Included in these amounts are restricted securities which have been deemed liquid (amounting to $109,173,419 and representing 19.2% of total net assets).

2 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Trustees.

3 Denotes a Zero Coupon bond with effective rate at time of purchase.

4 Non-income producing security.

5 Affiliated company.

6 Cost for federal tax purposes is $606,378,682.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2003.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2003 (unaudited)

Assets:
Total investments in securities, at value including $72,907,352 of investments of affiliated issuers (identified cost $606,678,962)		$561,647,259
Income receivable		10,922,642
Receivable for investments sold		1,753,381
Receivable for shares sold		14,717,039
Prepaid expenses		1,360

TOTAL ASSETS		589,041,681

Liabilities:
Payable for investments purchased	$16,812,050
Payable for shares redeemed	2,834,984
Payable to bank	132,098
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	11,924
Payable for portfolio accounting fees (Note 5)	8,223
Payable for shareholder services fee (Note 5)	84,510
Income distribution payable	959,702

TOTAL LIABILITIES		20,843,491

Net assets for 98,413,257 shares outstanding		$568,198,190

Net Assets Consist of:
Paid in capital		$897,232,171
Net unrealized depreciation of investments		(45,031,703)
Accumulated net realized loss on investments		(280,901,889)
Distributions in excess of net investment income		(3,100,389)

TOTAL NET ASSETS		$568,198,190

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$568,198,190 ÷ 98,413,257 shares outstanding		$5.77

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended August 31, 2003 (unaudited)

Investment Income:
Interest			$26,297,567
Dividends (including $202,042 received from affiliated issuers)			533,136

TOTAL INCOME			26,830,703

Expenses:
Investment adviser fee (Note 5)		$2,199,024
Administrative personnel and services fee (Note 5)		220,489
Custodian fees		15,351
Transfer and dividend disbursing agent fees and expenses (Note 5)		100,796
Directors'/Trustees' fees		6,873
Auditing fees		8,961
Legal fees		9,342
Portfolio accounting fees (Note 5)		54,435
Shareholder services fee (Note 5)		733,008
Share registration costs		22,992
Printing and postage		23,559
Insurance premiums		1,253
Miscellaneous		4,401

TOTAL EXPENSES		3,400,484

Waivers and Reimbursement (Note 5):
Waiver/Reimbursement of investment adviser fee	$(418,357)
Waiver of transfer and dividend disbursing agent fees and expenses	(6,978)
Waiver of shareholder services fee	(146,601)

TOTAL WAIVERS AND REIMBURSEMENT		(571,936)

Net expenses			2,828,548

Net investment income			24,002,155

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(14,111,403)
Net change in unrealized depreciation of investments			49,771,008

Net realized and unrealized gain on investments			35,659,605

Change in net assets resulting from operations			$59,661,760

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2003	Year Ended 2/28/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$24,002,155	$48,783,580
Net realized loss on investments	(14,111,403)	(106,295,493)
Net change in unrealized appreciation/depreciation of investments	49,771,008	77,686,778

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	59,661,760	20,174,865

Distributions to Shareholders:
Distributions from net investment income	(24,328,868)	(50,612,943)

Share Transactions:
Proceeds from sale of shares	414,728,569	699,494,157
Net asset value of shares issued to shareholders in payment of distributions declared	17,159,268	35,110,963
Cost of shares redeemed	(418,860,883)	(715,887,528)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,026,954	18,717,592

Change in net assets	48,359,846	(11,720,486)

Net Assets:
Beginning of period	519,838,344	531,558,830

End of period (including distributions in excess of net investment income of $(3,100,389) and $(2,773,676), respectively)	$568,198,190	$519,838,344

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2003 (unaudited)

1. ORGANIZATION

Federated High Yield Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The Fund's portfolio of investments consists primarily of lower-rated corporate debt obligations. These lower-rated obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e. the obligations are subject to the risk of default).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end, regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discount on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Additional information on each restricted illiquid security held at August 31, 2003, is as follows:

Security	Acquisition Date	Acquisition Cost
AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	11/15/1995 - 10/22/1997	$ 4,935,278

Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	11/12/1996 - 07/21/1997	$ 5,716,875

CVC Claims Litigation LLC, Class B Units	03/26/1997 - 08/19/1997	$ 4,646,903

General Chemical Industrial Products, Inc., Sr. Sub Note, 10.625%, 5/1/2009	08/23/2002 - 11/07/2002	$ 810,125

Simonds Industries, Inc., Sr. Sub. Note, 10.25%, 7/1/2008	03/08/2001	$ 689,813

Sleepmaster LLC, Company Guarantee, (Series B), 11.000%, 5/15/2009	01/10/2001 - 02/20/2001	$ 759,563

Texas Petrochemicals Corp., Sr. Sub. Note, 11.125%, 7/1/2006	03/09/1999 - 05/10/2001	$ 2,676,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in capital stock were as follows:

	Six Months Ended 8/31/2003	Year Ended 2/28/2003
Shares sold	72,718,364	127,787,878
Shares issued to shareholders in payment of distributions declared	3,001,432	6,387,646
Shares redeemed	(73,037,179)	(129,988,136)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,682,617	4,187,388

4. FEDERAL TAX INFORMATION

At August 31, 2003, the cost of investments for federal tax purposes was $606,378,682. The net unrealized depreciation of investments for federal tax purposes was $44,731,423. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,544,819 and net unrealized depreciation from investments for those securities having an excess of cost over value of $68,276,242.

At February 28, 2003, the Fund had a capital loss carryforward of $233,006,798 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability of federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 9,874,031

2009	$35,176,615

2010	$92,960,310

2011	$94,995,842

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $202,042 for the period.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Directors'/Trustees' approved a new Agreement. Effective November 1, 2003, the fee paid to FServ will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended August 31, 2003, were as follows:

Purchases	$221,323,273

Sales	$246,141,463

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated High Yield Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314197104

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8092705 (10/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

     (a)  The  registrant's  President and  Treasurer  have  concluded  that the registrant's  disclosure  controls and  procedures (as defined in rule
          30a-3(c)  under the Act) are effective in design and operation and are sufficient  to form the basis of the  certifications  required by Rule
          30a-(2) under the Act, based on their  evaluation of these  disclosure controls  and  procedures  within 90 days of the  filing  date of this report on Form N-CSR.

     (b)  There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in rule  30a-3(d)  under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have  materially  affected,  or are reasonably  likely to materially  affect,  the  registrant's  internal control over financial reporting.

Item 10.    Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated High Yield Trust

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        October 23, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        October 23, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        October 23, 2003